Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of past-due loan principal and financing service fee receivables - CNY (¥)	Dec. 31, 2022	Dec. 31, 2021
Financing Receivable, Past Due [Line Items]
Total current	¥ 7,265,805,686	¥ 7,887,192,463
Total loans	8,993,547,621	9,412,717,366
Total non-accrual	102,563,398	200,004,129
1 - 30 days past due [Member]
Financing Receivable, Past Due [Line Items]
Total loans	874,568,417	803,697,722
31 - 90 days past due [Member]
Financing Receivable, Past Due [Line Items]
Total loans	750,610,120	521,823,052
91 - 180 days past due [Member]
Financing Receivable, Past Due [Line Items]
Total loans	28,054,554	127,039,920
181 - 270 days past due [Member]
Financing Receivable, Past Due [Line Items]
Total loans	27,348,321	15,081,401
271 - 360 days past due [Member]
Financing Receivable, Past Due [Line Items]
Total loans	12,398,086	13,236,956
361 days past due [Member]
Financing Receivable, Past Due [Line Items]
Total loans	34,762,437	44,645,852
Collaboration Model [Member]
Financing Receivable, Past Due [Line Items]
Total current	7,218,358,144	7,845,139,960
Total loans	8,940,914,281	9,331,552,767
Total non-accrual	99,554,751	186,077,926
Collaboration Model [Member] | 1 - 30 days past due [Member]
Financing Receivable, Past Due [Line Items]
Total loans	872,391,266	792,927,231
Collaboration Model [Member] | 31 - 90 days past due [Member]
Financing Receivable, Past Due [Line Items]
Total loans	750,610,120	507,407,650
Collaboration Model [Member] | 91 - 180 days past due [Member]
Financing Receivable, Past Due [Line Items]
Total loans	27,509,963	117,124,092
Collaboration Model [Member] | 181 - 270 days past due [Member]
Financing Receivable, Past Due [Line Items]
Total loans	27,348,321	14,435,651
Collaboration Model [Member] | 271 - 360 days past due [Member]
Financing Receivable, Past Due [Line Items]
Total loans	12,398,086	12,440,486
Collaboration Model [Member] | 361 days past due [Member]
Financing Receivable, Past Due [Line Items]
Total loans	32,298,381	42,077,697
Collaboration Model [Member] | First lien [Member]
Financing Receivable, Past Due [Line Items]
Total current	2,621,922,407	2,814,226,880
Total loans	3,354,795,868	3,472,742,232
Total non-accrual	35,678,425	102,801,583
Collaboration Model [Member] | First lien [Member] | 1 - 30 days past due [Member]
Financing Receivable, Past Due [Line Items]
Total loans	357,338,815	325,090,831
Collaboration Model [Member] | First lien [Member] | 31 - 90 days past due [Member]
Financing Receivable, Past Due [Line Items]
Total loans	339,856,221	230,622,938
Collaboration Model [Member] | First lien [Member] | 91 - 180 days past due [Member]
Financing Receivable, Past Due [Line Items]
Total loans	10,753,640	65,080,342
Collaboration Model [Member] | First lien [Member] | 181 - 270 days past due [Member]
Financing Receivable, Past Due [Line Items]
Total loans	4,686,900	6,979,995
Collaboration Model [Member] | First lien [Member] | 271 - 360 days past due [Member]
Financing Receivable, Past Due [Line Items]
Total loans	2,446,894	5,972,352
Collaboration Model [Member] | First lien [Member] | 361 days past due [Member]
Financing Receivable, Past Due [Line Items]
Total loans	17,790,991	24,768,894
Collaboration Model [Member] | Second lien [Member]
Financing Receivable, Past Due [Line Items]
Total current	4,596,435,737	5,030,913,080
Total loans	5,586,118,413	5,858,810,535
Total non-accrual	63,876,326	83,276,343
Collaboration Model [Member] | Second lien [Member] | 1 - 30 days past due [Member]
Financing Receivable, Past Due [Line Items]
Total loans	515,052,451	467,836,400
Collaboration Model [Member] | Second lien [Member] | 31 - 90 days past due [Member]
Financing Receivable, Past Due [Line Items]
Total loans	410,753,899	276,784,712
Collaboration Model [Member] | Second lien [Member] | 91 - 180 days past due [Member]
Financing Receivable, Past Due [Line Items]
Total loans	16,756,323	52,043,750
Collaboration Model [Member] | Second lien [Member] | 181 - 270 days past due [Member]
Financing Receivable, Past Due [Line Items]
Total loans	22,661,421	7,455,656
Collaboration Model [Member] | Second lien [Member] | 271 - 360 days past due [Member]
Financing Receivable, Past Due [Line Items]
Total loans	9,951,192	6,468,134
Collaboration Model [Member] | Second lien [Member] | 361 days past due [Member]
Financing Receivable, Past Due [Line Items]
Total loans	14,507,390	17,308,803
Traditional Facilitation Model [Member]
Financing Receivable, Past Due [Line Items]
Total current	47,447,542	42,052,503
Total loans	52,633,340	81,164,599
Total non-accrual	3,008,647	13,926,203
Traditional Facilitation Model [Member] | 1 - 30 days past due [Member]
Financing Receivable, Past Due [Line Items]
Total loans	2,177,151	10,770,491
Traditional Facilitation Model [Member] | 31 - 90 days past due [Member]
Financing Receivable, Past Due [Line Items]
Total loans		14,415,402
Traditional Facilitation Model [Member] | 91 - 180 days past due [Member]
Financing Receivable, Past Due [Line Items]
Total loans	544,591	9,915,828
Traditional Facilitation Model [Member] | 181 - 270 days past due [Member]
Financing Receivable, Past Due [Line Items]
Total loans		645,750
Traditional Facilitation Model [Member] | 271 - 360 days past due [Member]
Financing Receivable, Past Due [Line Items]
Total loans		796,470
Traditional Facilitation Model [Member] | 361 days past due [Member]
Financing Receivable, Past Due [Line Items]
Total loans	2,464,056	2,568,155
Traditional Facilitation Model [Member] | First lien [Member]
Financing Receivable, Past Due [Line Items]
Total current	1,493,232	20,814,948
Total loans	5,298,506	41,631,245
Total non-accrual	1,641,978	5,949,506
Traditional Facilitation Model [Member] | First lien [Member] | 1 - 30 days past due [Member]
Financing Receivable, Past Due [Line Items]
Total loans	2,163,296	6,532,393
Traditional Facilitation Model [Member] | First lien [Member] | 31 - 90 days past due [Member]
Financing Receivable, Past Due [Line Items]
Total loans		8,334,398
Traditional Facilitation Model [Member] | First lien [Member] | 91 - 180 days past due [Member]
Financing Receivable, Past Due [Line Items]
Total loans	544,591	4,887,949
Traditional Facilitation Model [Member] | First lien [Member] | 181 - 270 days past due [Member]
Financing Receivable, Past Due [Line Items]
Total loans		285,023
Traditional Facilitation Model [Member] | First lien [Member] | 271 - 360 days past due [Member]
Financing Receivable, Past Due [Line Items]
Total loans		122,845
Traditional Facilitation Model [Member] | First lien [Member] | 361 days past due [Member]
Financing Receivable, Past Due [Line Items]
Total loans	1,097,387	653,689
Traditional Facilitation Model [Member] | Second lien [Member]
Financing Receivable, Past Due [Line Items]
Total current	45,954,310	21,237,555
Total loans	47,334,834	39,533,354
Total non-accrual	1,366,669	7,976,697
Traditional Facilitation Model [Member] | Second lien [Member] | 1 - 30 days past due [Member]
Financing Receivable, Past Due [Line Items]
Total loans	13,855	4,238,098
Traditional Facilitation Model [Member] | Second lien [Member] | 31 - 90 days past due [Member]
Financing Receivable, Past Due [Line Items]
Total loans		6,081,004
Traditional Facilitation Model [Member] | Second lien [Member] | 91 - 180 days past due [Member]
Financing Receivable, Past Due [Line Items]
Total loans		5,027,879
Traditional Facilitation Model [Member] | Second lien [Member] | 181 - 270 days past due [Member]
Financing Receivable, Past Due [Line Items]
Total loans		360,727
Traditional Facilitation Model [Member] | Second lien [Member] | 271 - 360 days past due [Member]
Financing Receivable, Past Due [Line Items]
Total loans		673,625
Traditional Facilitation Model [Member] | Second lien [Member] | 361 days past due [Member]
Financing Receivable, Past Due [Line Items]
Total loans	¥ 1,366,669	¥ 1,914,466